Consolidated Statements of Shareholder's Equity - USD ($) $ in Thousands	Total	Common Shares [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income/Loss [Member]	Shareholders' equity in the Company [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2021	$ 2,707,769	$ 723		$ 2,949,654	$ (376,788)	$ (3,825)	$ 2,569,764	$ 138,005
Net loss / (income)	(1,862,284)				(1,862,655)		(1,862,655)	371
(Loss) / gain on foreign currency translation, net of tax of $0	(34,251)					(34,251)	(34,251)
Shared based compensation	48,400			48,400			48,400
Restricted stock units issued		5		(5)
Shares issued upon warrants exercised	3	1		2			3
Reverse stock split (Note 1)		1		(1)
LLC Units Surrendered (Note 1)				100,081			100,081	(100,081)
Contributions from non-controlling interest holders (Note 1)				38,295			38,295	(38,295)
Ending balance at Dec. 31, 2022	859,637	730		3,136,426	(2,239,443)	(38,076)	859,637	0
Net loss / (income)	(20,251)				(20,251)		(20,251)	0
(Loss) / gain on foreign currency translation, net of tax of $0	14,330					14,330	14,330
Shared based compensation	19,609			19,609			19,609
Restricted stock units issued		11		(11)
Shares issued upon warrants exercised	5			5			5
Contribution from Topco (see Note 14)	3,707			3,707			3,707
Conversion of liability classified award to equity	6,276			6,276			6,276
Ending balance at Dec. 31, 2023	883,313	741		3,166,012	(2,259,694)	(23,746)	883,313	$ 0
Net loss / (income)	22,160				22,160		22,160
(Loss) / gain on foreign currency translation, net of tax of $0	(16,742)					(16,742)	(16,742)
Shared based compensation	31,149			31,149			31,149
Restricted stock units issued		9		(9)
Contribution from Topco (see Note 14)	1,842			1,842			1,842
Common Shares Repurchased Value	(42,921)		$ (42,921)				(42,921)
Common shares reissued	460		335	125			460
Ending balance at Dec. 31, 2024	$ 879,261	$ 750	$ (42,586)	$ 3,199,119	$ (2,237,534)	$ (40,488)	$ 879,261